(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
(LOSS) EARNINGS PER SHARE
(LOSS) EARNINGS PER SHARE
23.	(LOSS) EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (losses) earnings per share for the years indicated:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator
Net (loss) income attributable to ordinary shareholders	(475,968)	(102,376)	435,880
Denominator
Weighted average number of ordinary shares outstanding-basic	124,783,013	129,188,125	139,145,475
Incremental weighted-average ordinary shares from assumed exercise of share options and non-vested restricted stocks	—	—	7,291,660
Weighted average number of ordinary shares outstanding- diluted	124,783,013	129,188,125	146,437,135
Basic net (loss) earnings per share attributable to ordinary shareholders	(3.81)	(0.79)	3.13
Diluted net (loss) earnings per share attributable to ordinary shareholders	(3.81)	(0.79)	2.98

For the years ended December 31, 2023, 2024 and 2025, the following share options and RSUs were excluded from the calculation of diluted net (loss) earnings per ordinary share, as their inclusion would have been anti-dilutive for the period prescribed.

	For the year ended December 31,
	2023	2024	2025
	Number	Number	Number
Shares issuable upon exercise of share options	10,191,721	9,917,509	279,896
Shares issuable upon vest of restricted share units	153,321	550,347	7,000
Shares issuable upon exercise of tandem award	60,000	—	—
Total	10,405,042	10,467,856	286,896